Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments - Summary of Cash and Cash Equivalents, Restricted Cash and Restricted Investments (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Restricted Cash and Cash Equivalent Item [Line Items]
Cash and cash equivalents	$ 895.4	$ 873.0	$ 733.4
Restricted cash and cash equivalents	166.5	374.6	194.3
Total cash, cash equivalents and restricted cash	1,061.9	1,247.6	$ 927.7	$ 946.6
Restricted investments securing reinsurance contracts and letter of credit facilities	912.4	850.7
Total cash, cash equivalents, restricted cash and restricted investments	1,974.3	2,098.3
Financial Standby Letter of Credit
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash and cash equivalents	21.5	21.5
Reinsurance Contracts
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash and cash equivalents	$ 145.0	$ 353.1